Share Based Compensation - Summary of Share Based Compensation Restricted Stock Awards (Detail)	9 Months Ended
Sep. 30, 2020 $ / shares shares
Number of units
Number of units, Granted | shares	690,000
Number of units, Vested | shares	(390,000)
Number of units, Ending balance | shares	300,000
Weighted average grant date fair value
Weighted average grant date fair value, Granted | $ / shares	$ 7.60
Weighted average grant date fair value, Vested | $ / shares	7.60
Weighted average grant date fair value, Ending balance | $ / shares	$ 7.60